Note 1 - Segment Information - Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
IFRS - Net Sales	$ 11,762,526	$ 6,521,207	$ 5,146,734
Operating income (loss)	2,963,275	707,509	(663,071)
Financial income (expense), net	(6,040)	22,666	(64,995)
Income (loss) before equity in earnings of non-consolidated companies and income tax	2,957,235	730,175	(728,066)
Equity in earnings of non-consolidated companies	208,702	512,591	108,799
Income (loss) before income tax	3,165,937	1,242,766	(619,267)
Capital expenditures	378,446	239,518	193,322
Depreciation and amortization	607,723	594,721	678,806
Tubes [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	11,133,000	5,994,000	4,844,000
Management view - operating income (loss)	2,772,000	178,000	(277,000)
Depreciation and amortization	588,000	575,000	661,000
All other segments [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	630,000	528,000	303,000
Management view - operating income (loss)	75,000	65,000	(50,000)
Depreciation and amortization	20,000	20,000	18,000
Reportable segments [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	11,763,000	6,521,000	5,147,000
Management view - operating income (loss)	2,847,000	243,000	(327,000)
Difference in cost of sales	44,000	473,000	(134,000)
Differences in depreciation and amortization	2,000	(1,000)
Differences in selling, general and administrative expenses	(4,000)		(2,000)
Differences in other operating income (expenses), net	74,000	(8,000)	(200,000)
Operating income (loss)	2,963,000	708,000	(663,000)
Financial income (expense), net	(6,000)	23,000	(65,000)
Income (loss) before equity in earnings of non-consolidated companies and income tax	2,957,000	731,000	(728,000)
Equity in earnings of non-consolidated companies	209,000	513,000	109,000
Income (loss) before income tax	3,166,000	1,243,000	(619,000)
Depreciation and amortization	$ 608,000	$ 595,000	$ 679,000